Segment Information (Restated) (Details) - Schedule of Operating Decision Maker Reviews Segment (Parentheticals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Operating Decision Maker Reviews Segment Abstract
Related party revenue	$ 70.00	$ 30.00	$ 200	$ 100	$ 100	$ 100	$ 100
Related party cost of revenue	$ 10.00	$ 130	$ 80.00	$ 400	$ 500	$ 500	$ 500